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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09000
                                   ---------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1450 Raleigh Road, Suite 220       Chapel Hill, North Carolina       27707
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc.    1450 Raleigh Road    Chapel Hill, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                           -------------------------------

Date of reporting period:       September 30, 2008
                           -------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 97.9%                                    VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 18.5%
    85,225   Apollo Group, Inc. - Class A (a)                      $  5,053,842
   152,100   Coach, Inc. (a)                                          3,808,584
    67,645   Scripps Networks Interactive, Inc. - Class A             2,456,190
   109,750   Tiffany & Co.                                            3,898,320
    33,787   Viacom, Inc. - Class B (a)                                 839,269
                                                                   ------------
                                                                     16,056,205
                                                                   ------------
             CONSUMER STAPLES -- 11.0%
    44,300   Avon Products, Inc.                                      1,841,551
    76,048   Cadbury PLC - ADR                                        3,113,405
    67,125   Diageo PLC - ADR                                         4,622,228
                                                                   ------------
                                                                      9,577,184
                                                                   ------------
             FINANCIALS -- 26.7%
    46,350   AFLAC, Inc.                                              2,723,062
   105,500   American Express Co.                                     3,737,865
    56,450   AON Corp.                                                2,537,992
        72   Berkshire Hathaway, Inc. - Class A (a)                   9,403,200
    35,925   Capital One Financial Corp.                              1,832,175
    87,875   Moody's Corp.                                            2,987,750
                                                                   ------------
                                                                     23,222,044
                                                                   ------------
             HEALTH CARE -- 7.6%
    92,675   Medtronic, Inc.                                          4,643,018
    30,550   Zimmer Holdings, Inc. (a)                                1,972,308
                                                                   ------------
                                                                      6,615,326
                                                                   ------------
             INDUSTRIALS -- 9.8%
    65,050   3M Co.                                                   4,443,566
    67,175   United Technologies Corp.                                4,034,531
                                                                   ------------
                                                                      8,478,097
                                                                   ------------
             INFORMATION TECHNOLOGY -- 16.7%
   108,550   Cisco Systems, Inc. (a)                                  2,448,888
   151,625   eBay, Inc. (a)                                           3,393,368
    41,499   Lender Processing Services, Inc.                         1,266,549
   149,725   Microsoft Corp.                                          3,996,160
   166,675   Oracle Corp. (a)                                         3,385,169
                                                                   ------------
                                                                     14,490,134
                                                                   ------------
             MATERIALS -- 7.6%
    48,550   E.I. du Pont de Nemours and Co.                          1,956,565
    64,550   Praxair, Inc.                                            4,630,817
                                                                   ------------
                                                                      6,587,382
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $79,040,486)                $ 85,026,372
                                                                   ------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 3.0%                                  VALUE
--------------------------------------------------------------------------------

 2,610,115   First American Government Obligations Fund -
             Class Y, 1.656% (b) (Cost $2,610,115)                 $  2,610,115
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.9%
             (Cost $81,650,601)                                    $ 87,636,487

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)           (807,847)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 86,828,640
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of September 30, (2008.)

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

OAK VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Securities of Oak Value Fund (the "Fund") are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

OAK VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2008:

            Cost of portfolio investments          $  81,751,297
                                                   =============

            Gross unrealized appreciation          $  14,232,483

            Gross unrealized depreciation             (8,347,293)
                                                   -------------

            Net unrealized appreciation            $   5,885,190
                                                   =============

The difference between the federal income tax cost of portfolio of investments and the schedule of investment cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oak Value Trust
             ------------------------------------------------------

By (Signature and Title)*     /s/ Larry D. Coats, Jr.
                          ------------------------------------------------------
                              Larry D. Coats, Jr., President

Date          October 31, 2008
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Larry D. Coats, Jr.
                          ------------------------------------------------------
                              Larry D. Coats, Jr., President

Date          October 31, 2008
      ---------------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                          ------------------------------------------------------
                              Mark J. Seger, Treasurer

Date          October 31, 2008
      ---------------------------------

* Print the name and title of each signing officer under his or her signature.